Cash Flow Analysis - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 27, 2018	Nov. 13, 2017	Feb. 20, 2017
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 4,289	€ 8,390	€ 5,693
Proceeds on loans, borrowings and promissory notes	3,973	4,844	10,332
Cancellation of debentures and bonds, and other debts	(4,654)	(6,687)	(6,873)
Repayments of loans, borrowings and promissory notes	(4,040)	(6,711)	(8,506)
Financed spectrum licenses payments	(44)	(329)	(198)
Payments to suppliers with extended payment terms	(428)	(717)	(1,758)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(472)	(1,046)	(1,956)
Syndicated facility due February 15, 2019
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	3,070
Repayments of loans, borrowings and promissory notes	0	0	(3,070)
Notional amount	3,000
Syndicated facility due February 19, 2022
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	(550)	0
Notional amount	2,500
Syndicated facility due February 18, 2021
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	1,280
Repayments of loans, borrowings and promissory notes	0	0	(1,980)
Notional amount	3,000
Structured financing
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	750	750	0
Bilateral loans of TSA
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	585	0	0
Repayments of loans, borrowings and promissory notes	(800)	0	0
Syndicated loan of Telefonica Germany
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	650	0
Repayments of loans, borrowings and promissory notes	0	(700)	0
Notional amount	750
Syndicated loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	289	0	0
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	209	575	1,017
Repayments of loans, borrowings and promissory notes	(52)	(179)	(616)
Loans paid by GVT
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	0	(93)
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	2,140	2,869	4,965
Repayments of loans, borrowings and promissory notes	(3,188)	(5,282)	(2,747)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	2,000	3,517	4,900
Telefonica Participaciones Convertible Debentures
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	600
SHELF program of Telefonica Emisiones, S.A.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	1,746	3,335	0
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	756	0
O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	600	0	0
Other equity instruments
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ (57)	€ 782	€ 193
Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proportion of share capital acquired (as a percent)	40.00%					40.00%
KKR | Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proportion of share capital acquired (as a percent)	40.00%	15.20%			15.20%	15.20%
Pontegadea Group | Telefonica, S.A. | Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proportion of voting equity transferred (as a percent)				16.65%